Convertible Bridge Loans, Net (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Carrying Amount of The Convertible Bridge Loans

The following tabular presentation reflects the reconciliation of the carrying amount of the convertible bridge loans during the year ended December 31, 2019:

As of December 31,
2019
Opening balance	$-
Plus: Net principal amount received	1,469,250
Less: Debt issuance costs	(101,142)
Less: Fair value of derivative First and Second Warrants	(531,099)
Plus: Amortization of discounts and accrued interest on convertible bridge loans	958,741
Less: Partial conversion of convertible bridge loans into equity	(335,521)
Less: Modification of terms relating to convertible bridge loans transactions	(354,889)
Plus: Change in fair value of convertible bridge loans	2,321,867
Closing balance	$3,427,207